Other expense - Schedule of Other Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Net mark-to-market losses on derivatives used to economically hedge equity settled share-based compensation plans	$ (269)	$ (103)
Equity (losses) income from investments in associates and joint ventures
Loss on investment	(247)	(581)
Operations	10	28
(Losses) gains on retirements and disposals of property, plant and equipment and intangible assets	(38)	11
Interest income	123	67
Gains on investments	57	80
Early debt redemption costs	0	(1)
Other	59	33
Total other expense	$ (305)	$ (466)